PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of personnel related expenses
In Thousands of US Dollars
Description	2020	2019	2018
Salaries	$659	$689	$518
Employer contributions	51	54	48
Short-term employee benefits	18	16	49
Stock-based compensation	1,417	3,011	3,883
Total	$2,145	$3,770	$4,498